iShares
®
MSCI Australia ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  31 .5%
ANZ Group Holdings Ltd. ................... 3,088,168 $ 70,063,643
Commonwealth Bank of Australia .............. 1,732,161 173,114,607
National Australia Bank Ltd. .................. 3,170,465 83,360,636
Westpac Banking Corp. .................... 3,540,282 87,203,753
413,742,639
Biotechnology  —  4 .7%
CSL Ltd. ............................... 502,193 61,286,246
a
Broadline Retail  —  4 .8%
Wesfarmers Ltd. ......................... 1,174,584 63,032,765
a
Capital Markets  —  4 .3%
ASX Ltd. .............................. 201,424 7,678,553
Macquarie Group Ltd. ...................... 374,782 48,408,953
56,087,506
a
Commercial Services & Supplies  —  1 .7%
Brambles Ltd. ........................... 1,408,831 22,202,323
a
Consumer Staples Distribution & Retail  —  3 .4%
Coles Group Ltd. ......................... 1,389,207 20,307,578
Woolworths Group Ltd. ..................... 1,264,422 24,290,660
44,598,238
a
Diversified REITs  —  0 .8%
Stockland .............................. 2,507,987 9,889,273
a
Diversified Telecommunication Services  —  1 .0%
Telstra Group Ltd. ........................ 4,104,031 13,233,137
a
Electric Utilities  —  1 .0%
Origin Energy Ltd. ........................ 1,783,216 13,649,916
a
Financial Services  —  0 .7%
Washington H Soul Pattinson & Co. Ltd. ......... 353,760 8,766,682
a
Gas Utilities  —  0 .6%
APA Group ............................. 1,361,639 8,260,194
a
Health Care Equipment & Supplies  —  0 .9%
Cochlear Ltd. ........................... 67,694 12,371,432
a
Health Care Providers & Services  —  1 .3%
Sigma Healthcare Ltd.
(a)
.................... 5,391,027 10,169,135
Sonic Healthcare Ltd. ...................... 487,317 7,450,570
17,619,705
a
Health Care Technology  —  0 .8%
Pro Medicus Ltd.
(a)
........................ 59,503 10,404,775
a
Hotels, Restaurants & Leisure  —  2 .3%
Aristocrat Leisure Ltd. ...................... 574,502 21,957,795
Lottery Corp. Ltd. (The) ..................... 2,303,935 8,253,349
30,211,144
a
Industrial REITs  —  3 .1%
Goodman Group ......................... 2,116,844 41,198,352
a
Insurance  —  4 .1%
Insurance Australia Group Ltd. ................ 2,448,345 12,436,581
Medibank Pvt Ltd. ........................ 2,850,711 8,865,034
QBE Insurance Group Ltd. .................. 1,563,145 19,713,010
Security Shares Value
a
Insurance (continued)
Suncorp Group Ltd. ....................... 1,121,722 $ 12,888,555
53,903,180
a
Interactive Media & Services  —  1 .2%
CAR Group Ltd. .......................... 390,399 8,898,207
REA Group Ltd. .......................... 54,792 7,037,120
15,935,327
a
Metals & Mining  —  19 .9%
BHP Group Ltd. .......................... 5,257,123 143,850,513
Evolution Mining Ltd. ...................... 2,102,455 16,370,286
Fortescue Ltd. ........................... 1,752,799 24,634,848
Lynas Rare Earths Ltd.
(b)
.................... 937,084 8,932,835
Northern Star Resources Ltd. ................. 1,406,903 25,296,514
Rio Tinto Ltd. ........................... 384,238 33,331,378
South32 Ltd. ............................ 4,666,529 9,888,130
262,304,504
a
Oil, Gas & Consumable Fuels  —  3 .5%
Santos Ltd. ............................. 3,361,722 14,188,613
Woodside Energy Group Ltd. ................. 1,967,837 32,185,429
46,374,042
a
Passenger Airlines  —  0 .4%
Qantas Airways Ltd. ....................... 764,775 5,005,528
a
Professional Services  —  1 .0%
Computershare Ltd. ....................... 538,804 12,667,108
a
Retail REITs  —  1 .6%
Scentre Group ........................... 5,399,658 14,435,978
Vicinity Ltd. ............................. 4,047,841 6,525,528
20,961,506
a
Software  —  1 .8%
WiseTech Global Ltd. ...................... 208,718 9,995,805
Xero Ltd.
(b)
............................. 171,283 13,744,835
23,740,640
a
Trading Companies & Distributors  —  0 .5%
SGH Ltd. .............................. 211,145 6,543,548
a
Transportation Infrastructure  —  2 .4%
Transurban Group ........................ 3,223,549 31,525,649
a
Total Long-Term Investments — 99.3%
(Cost: $ 1,406,817,162 ) ............................... 1,305,515,359
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(c) (d) (e)
...................... 868,030 868,464
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 469,245 469,245
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,337,626 ) .................................. 1,337,709
Total Investments — 99.4%
(Cost: $ 1,408,154,788 ) ............................... 1,306,853,068
Other Assets Less Liabilities — 0 .6% ..................... 7,930,260
Net Assets — 100.0% ................................. $ 1,314,783,328

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Australia ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 948,230  $ —  $ (78,953)
(a)
$ (808) $ (5) $ 868,464  868,030  $ 7,818
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 480,885  —  (11,640)
(a)
—  —  469,245  469,245  4,136  —
$ (808) $ (5)
$ 1,337,709
$ 11,954  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ....................................................................... 63 12/18/25 $ 8,899 $ (175,473)

iShares
®
MSCI Australia ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 1,305,515,359  $ —  $ 1,305,515,359
Short-Term Securities
Money Market Funds ...................................... 1,337,709  —  —  1,337,709
$ 1,337,709  $ 1,305,515,359  $ —  $ 1,306,853,068
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (175,473) $ —  $ —  $ (175,473)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)